Concentration of credit risk (Tables)	12 Months Ended
Sep. 30, 2025
Risks and Uncertainties [Abstract]
Schedules of concentration of risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of September 30,
	2024	2025

Percentage of the Group’s accounts receivable
Customer A	*	29%
Customer B	*	25%
Customer C	*	11%
Customer D	35%	*
Customer E	25%	*
Customer F	15%	*

*	represent percentage less than 10%

There was no single supplier who represents 10% or more of the Group’s total accounts payable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total deferred revenues:

	As of September 30,
	2024	2025

Percentage of the Group’s deferred revenues
Customer J	*	18%
Customer H	10%	*

*	represent percentage less than 10%